Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	Successor
($ in thousands)	May 31, 2021	February 28, 2021
Computer equipment	$19,217	$14,707
Software	23,698	21,141
Furniture and fixtures	1,826	1,828
Leasehold improvements	7,936	7,722

Gross property and equipment	52,677	45,398
Less accumulated depreciation and amortization	(5,632)	(1,200)

Property and equipment, net	$47,045	$44,198

Property and equipment, net consisted of the following:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Computer equipment	$14,707	$19,962
Software	21,141	11,063
Furniture and fixtures	1,828	5,592
Leasehold improvements	7,722	9,708
Gross property and equipment	45,398	46,325
Less accumulated depreciation and amortization	(1,200)	(21,093)
Property and equipment, net	$44,198	$25,232
Property and equipment, net by geographic regions consisted of the following:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Americans	$41,338	$22,591
Europe	1,664	1,593
Asia Pacific	1,196	1,048
Property and equipment, net	$44,198	$25,232